Revenue - Schedule of Deferred Costs (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 2,805	$ 3,080	$ 3,080	$ 3,754
Cost of revenue recognized	(1,033)	(832)	(1,151)	(1,541)
Costs deferred	473	711	876	867
Foreign exchange	(3)	(3)
Ending Balance	$ 2,242	$ 2,956	$ 2,805	$ 3,080